Deposits from banks	12 Months Ended
Dec. 31, 2024
Deposits from banks [Abstract]
Deposits from banks
12 Deposits from banks

Deposits from banks by type
	Netherlands		Rest of the world		Total
in EUR million	2024	2023	2024	2023	2024	2023
Non-interest bearing	5	3	166	174	171	177
Interest bearing	5,845	7,803	10,707	15,277	16,553	23,080
	5,850	7,806	10,873	15,451	16,723	23,257
Deposits from banks include non-subordinated deposits and repurchase transactions. For more information on reverse repurchase transaction, refer to Note 4 'Financial assets at fair value through profit or loss'.
In 2023, deposits from banks included ING’s participation in the Targeted Longer-Term Refinancing Operations (TLTRO) of EUR 6.0 billion which was fully repaid in March 2024.